U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and address of issuer:

      MONY Variable Account L

2.    The name of each series or class of funds for which this notice is filed:

      AIM Variable Insurance Funds, The Alger American Fund, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Inc., EQ Advisors Trust, Fidelity Variable Insurance Products (VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust, Old Mutual Insurance Series Fund, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Universal Institutional Funds, Inc.

3.    Investment Company Act File Number: 811-06215

      Securities Act File Number:
            33-37719
            333-01581
            333-71417
            333-71677
            333-72590
            333-72594
            333-104156

4(a). Last day of fiscal year for which this notice is filed:       12/31/05

4(b). Check box if this notice is being filed late i.e., more than 90 calendar days after the end of the issuer's fiscal
      year). (See Instructions A.2)                                 |_|

4(c). Check box if this is the last time the issuer will be
      filing this Form.                                            |_|

5.    Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal
      year pursuant to section 24(f):                              $ 18,019,929

(ii)  Aggregate price of securities redeemed or repurchased
      during the fiscal year:                                      $ 16,857,993

(iii) Aggregate price of securities redeemed or repurchased
      during any prior fiscal year ending on earlier than
      October 11,1995 that were not previously used to reduce
      registration fees payable to the Commission:                 $ 0

(iv)  Total available redemption credits [add Items 5(ii)
      and 5(iii)]:                                                 $ 16,857,993

(v)   Net sales-if Item 5(i) is greater than Item 5(iv)
      [subtract Item 5(iv) from Item 5(i)]:                        $  1,161,936

(vi)  Redemption credits available for use in future year
      - if Item (i) is less than Item 5(iv) [subtract
      item 5(iv) from Item 5(i)]:                                  $(0)

(vii) Multiplier for determining fee (See Instruction C.9):        x 0.0001070

(viii)Registration fee due [multiply Item 5(v) by Item 5(vii)]
      enter "0" if no fee is due):                                 =$ 124.00

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting
      an amount of securities that were registered under the
      Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
      securities (number of shares or other units)deducted here:   _______.
      If there is a number of shares or other units that were
      registered pursuant to rule 24e-2 remaining unsold at the
      end of the fiscal year for which this form is filed that
      are available for use by the issuer in future fiscal years,
      then state that number here:                                 _______.

7.    Interest due-if this Form is being filed more than 90
      days after the end of the issuer's fiscal year (see
      Instruction D):                                              +$ 0

8.    Total of the amount of the registration fee due plus
      any interest due [line 5(viii) plus line7]:                  =$ 124.00

9.    Date the registration fee and any interest payment was
      sent to the Commission's lockbox depository:                 3/30/2006

      Method of Delivery:
                _X_  Wire Transfer
                ___  Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*


/s/ Rosemarie Albrizio
----------------------------
Vice President


Date:  3/29/2006